Summary Prospectus
October 1, 2013
Columbia Diversified Equity Income Fund
Class	Ticker Symbol
Class A Shares	INDZX
Class B Shares	IDEBX
Class C Shares	ADECX
Class I Shares	ADIIX
Class K Shares	IDQYX
Class R Shares	RDEIX
Class R4 Shares	RDERX
Class R5 Shares	RSEDX
Class W Shares	CDEWX
Class Y Shares	CDEYX
Class Z Shares	CDVZX
Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at columbiamanagement.com. You can also get this information at no cost by calling 800.345.6611 or by sending an email to serviceinquiries@columbiamanagement.com. This Summary Prospectus incorporates by reference the fund’s prospectus, dated October 1, 2013 and current Statement of Additional Information.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
Columbia Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes I, K, R, R4, R5, W, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(d)	0.31%	0.31%	0.31%	0.09%	0.39%	0.31%	0.31%	0.14%	0.31%	0.09%	0.31%
Total annual Fund operating expenses	1.13%	1.88%	1.88%	0.66%	0.96%	1.38%	0.88%	0.71%	1.13%	0.66%	0.88%
Less: Fee waivers and/or expense reimbursements(e)	(0.05%)	(0.05%)	(0.05%)	0.00%	0.00%	(0.05%)	(0.05%)	0.00%	(0.05%)	0.00%	(0.05%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.08%	1.83%	1.83%	0.66%	0.96%	1.33%	0.83%	0.71%	1.08%	0.66%	0.83%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.68% for Class I, 0.98% for Class K, 1.33% for Class R, 0.83% for Class R4, 0.73% for Class R5, 1.08% for Class W, 0.68% for Class Y and 0.83% for Class Z.
1	Columbia Diversified Equity Income Fund

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$679	$909	$1,157	$1,866
Class B (assuming redemption of all shares at the end of the period)	$686	$886	$1,211	$2,001
Class B (assuming no redemption of shares)	$186	$586	$1,011	$2,001
Class C (assuming redemption of all shares at the end of the period)	$286	$586	$1,011	$2,197
Class C (assuming no redemption of shares)	$186	$586	$1,011	$2,197
Class I (whether or not shares are redeemed)	$ 67	$211	$ 368	$ 822
Class K (whether or not shares are redeemed)	$ 98	$306	$ 531	$1,178
Class R (whether or not shares are redeemed)	$135	$432	$ 750	$1,653
Class R4 (whether or not shares are redeemed)	$ 85	$276	$ 483	$1,080
Class R5 (whether or not shares are redeemed)	$ 73	$227	$ 395	$ 883
Class W (whether or not shares are redeemed)	$110	$354	$ 617	$1,370
Class Y (whether or not shares are redeemed)	$ 67	$211	$ 368	$ 822
Class Z (whether or not shares are redeemed)	$ 85	$276	$ 483	$1,080
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Columbia Diversified Equity Income Fund	2

Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk, Market Risk and Interest Rate Risk (i.e., the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Because the Fund’s portfolio managers may invest significantly in the financial services sector, the Fund may be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
3	Columbia Diversified Equity Income Fund

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2003	22.66%
	Worst	4th Quarter 2008	-23.62%
*	Year to Date return as of June 30, 2013: 14.55%
Columbia Diversified Equity Income Fund	4

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1990
returns before taxes		8.15%	-2.08%	8.25%
returns after taxes on distributions		7.82%	-2.57%	7.38%
returns after taxes on distributions and sale of Fund shares		5.71%	-1.94%	7.04%
Class B returns before taxes	03/20/1995	8.96%	-2.04%	8.08%
Class C returns before taxes	06/26/2000	12.96%	-1.66%	8.08%
Class I returns before taxes	03/04/2004	15.34%	-0.47%	9.32%
Class K returns before taxes	03/20/1995	14.96%	-0.74%	9.09%
Class R returns before taxes	12/11/2006	14.58%	-1.21%	8.59%
Class R4 returns before taxes	12/11/2006	14.78%	-1.02%	8.80%
Class R5 returns before taxes	12/11/2006	15.28%	-0.52%	9.16%
Class W returns before taxes	12/01/2006	14.89%	-0.89%	8.91%
Class Y returns before taxes	11/08/2012	14.99%	-0.89%	8.92%
Class Z returns before taxes	09/27/2010	15.13%	-0.79%	8.97%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		17.51%	0.59%	7.38%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Hugh H. Mullin, CFA	Portfolio Manager	Manager	July 2013
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:
Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment
Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Classes I, K**, R & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class W	All eligible accounts	$500	N/A
Class Y	Omnibus retirement plans with at least $10 million in plan assets	None	N/A
	All other eligible omnibus retirement plans	$500,000	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100
5	Columbia Diversified Equity Income Fund

*	This class of shares is generally closed to new and existing shareholders.
**	This class of shares is generally closed to new investors.
There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
Columbia Diversified Equity Income Fund	6

225 Franklin Street, Boston, MA 02110
800.345.6611 columbiamanagement.com
© 2013 Columbia Management Investment Distributors, Inc.	SUM138_05_C01_(10/13)